Stock-based Compensation - Stock Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Options
Outstanding (shares)	4,944,711	4,048,802
Granted (shares)	2,319,085	1,325,030
Exercised (shares)	(810,575)	(282,422)
Cancelled (shares)	(420,423)	(146,699)
Outstanding (shares)	6,032,798	4,944,711	4,048,802
Exercisable (shares)	1,953,806	1,766,466
Unvested (shares)	4,078,992	3,178,245
Weighted- Average Exercise Price
Outstanding (usd per share)	$ 20.50	$ 13.27
Granted (usd per share)	91.13	38.32
Exercised (usd per share)	10.68	6.86
Cancelled (usd per share)	49.50	23.68
Outstanding (usd per share)	46.58	20.50	$ 13.27
Exercisable, weighted-average exercise price (usd per share)	15.52	9.64
Unvested, weighted-average exercise price (usd per share)	$ 61.45	$ 25.84
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding, weighted-average remaining contractual, term	8 years 4 months 17 days	8 years 3 months 18 days	8 years 9 months 29 days
Exercisable, weighted-average remaining contractual, term	7 years 2 months 15 days	7 years 4 months 6 days
Unvested, weighted-average remaining contractual, term	8 years 11 months 8 days	8 years 9 months 25 days
Outstanding, aggregate intrinsic value, outstanding	$ 177,060	$ 506,580	$ 42,200
Exercisable, aggregate intrinsic value	101,420	199,370
Unvested, aggregate intrinsic value	$ 75,640	$ 307,220